Provision for income taxes expenses	12 Months Ended
Dec. 31, 2022
Provision for income taxes expenses [Abstract]
Provision for income taxes expenses

Note 20 — Provision for income taxes expenses

Ireland

Brera Holdings PLC is a holding company registered in Ireland. The Company was incorporated in Ireland on June 30, 2022, no provision for income taxes in the Ireland has been made as Brera Holdings PLC did not generate any Ireland taxable income for the year ended December 31, 2022. The corporate tax rate for trading income in Ireland in 2022 is 12.50% (2021:12.50%).

Italy

The Company conducts its major businesses in Italy and is subject to tax in this jurisdiction. During the years ended December 31, 2022, 2021 and 2020, all taxable income (loss) of the Company is generated in Italy. As a result of its business activities, the Company files tax returns that are subject to examination by the Italian Revenue Agency.

Italian companies are subject to two enacted income taxes at the following rates:

	2022	2021	2020
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs).

For the years ended December 31, 2022, 2021 and 2020, the Company’s income tax expenses are as follows:

	2022	2021	2020
	EUR	EUR	EUR
Current tax expenses	-	29,331	8,236
	-	29,331	8,236

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2022	2021	2020
	EUR	EUR	EUR
(Loss) profit before tax for the year	(1,226,855)	(57,725)	10,744

Expected income tax recovery – IRES	(112,400)	(13,854)	2,579
Expected income tax recovery – IRAP	(18,265)	(2,251)	419
Expected income tax recovery – Ireland	(94,815)	-	-
Tax loss not recognized	225,480	-	-
Permanent differences	-	45,436	5,238
Current tax expenses	-	29,331	8,236